Provision for Site Reclamation and Closure (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of other provisions
	Quebec	Nunavut	Total
Balance at December 31, 2019	$-	$2,134	$2,134
Provision, assumed on acquisition of Eastmain (note 6)	1,849	-	1,849
Accretion	5	29	34
Change in estimate	-	273	273
Balance at December 31, 2020	$1,854	$2,436	$4,290
Accretion	30	39	69
Change in estimate	50	(219)	(169)
Balance at December 31, 2021	$1,934	$2,256	$4,190